Note 13 - Stockholders' Equity (Deficit) - Summary of Restricted Stock Unit Activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Granted, number of units (in shares)
Granted, weighted average grant date fair value (in dollars per share)
Vested, number of units (in shares)
Vested, weighted average grant date fair value (in dollars per share)
Forfeited/cancelled, number of units (in shares)
Forfeited/cancelled, weighted average grant date fair value (in dollars per share)
Balance, number of units (in shares)	10,750,000
Balance, weighted average grant date fair value (in dollars per share)	$ 0.41
Restricted Stock Units (RSUs) [Member]
Balance, number of units (in shares)	10,750,000
Balance, weighted average grant date fair value (in dollars per share)	$ 0.41
Granted, number of units (in shares)		11,000,000
Granted, weighted average grant date fair value (in dollars per share)		$ 0.41
Vested, number of units (in shares)
Vested, weighted average grant date fair value (in dollars per share)
Forfeited/cancelled, number of units (in shares)		(250,000)
Forfeited/cancelled, weighted average grant date fair value (in dollars per share)		$ 0.42
Balance, number of units (in shares)		10,750,000
Balance, weighted average grant date fair value (in dollars per share)		$ 0.41